Inventory (Tables)	3 Months Ended
Mar. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventory

At March 31, 2018 and December 31, 2017, the Company’s inventory was comprised of:

	March 31, 2018	December 31, 2017
Raw Goods	$105,736	$127,076
Work in Process	10,645	251
Finished Goods	-	65,378
Total Inventory	$116,381	$192,705